Annual Total Returns- Invesco Tax-Free Cash Reserve Portfolio (Cash Management) [BarChart] - Cash Management - Invesco Tax-Free Cash Reserve Portfolio - Cash Management Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.02%	0.03%	0.06%	0.06%	0.03%	0.05%	0.23%	0.58%	1.14%	1.19%